Research And Development, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expense [Abstract]
Total expenses	$ 447,852	$ 428,198	$ 368,652
Less - grants and participations	(52,765)	(68,453)	(36,895)
Research and development, net	$ 395,087	$ 359,745	$ 331,757